ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund (formerly, Aberdeen Global Fixed Income Fund)

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated August 14, 2017 to each Fund’s Prospectus and Statement of Additional Information, each dated February 28, 2017, as supplemented to date

Terms not otherwise defined in this Supplement have the meaning that they have in the Prospectus and Statement of Additional Information.

The merger of Standard Life plc and Aberdeen PLC, announced on March 6, 2017 (the “Merger”), closed on August 14, 2017.  Aberdeen PLC is the parent company of the Funds’ Adviser, Subadvisers, distributor and administrator. As of August 14, 2017, Aberdeen PLC became a direct subsidiary of Standard Life plc as a result of the Merger and the combined company changed its name to Standard Life Aberdeen plc. Shareholders of the Funds are not required to take any action as a result of the Merger. As a result of the Merger, the Funds’ Adviser, Subadvisers, distributor and administrator are each an indirect subsidiary of Standard Life Aberdeen plc. The Merger, however, did not result in any other changes to the Adviser, Subadvisers, distributor and administrator, the services each of them provides to the Funds or the fees charged for such services.  The portfolio management teams for the Funds did not change as a result of the Merger.

All references in the Prospectus and Statement of Additional Information to “Aberdeen PLC” as the ultimate parent company of the Adviser, Subadvisers, distributor and administrator are replaced with “Standard Life Aberdeen plc.”

Please retain this Supplement for future reference.